Shareholders' Equity (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jun. 12, 2020	May 15, 2020	Sep. 04, 2019	Aug. 26, 2020	Jan. 31, 2020	Aug. 08, 2002	Dec. 31, 2019	Sep. 30, 2020	Sep. 28, 2020	Sep. 30, 2019	Jan. 29, 2019	Jan. 22, 2019	Jan. 20, 2019	Jan. 12, 2019
Shareholders' Equity (Textual)
Common stock, shares authorized							300,000,000	300,000,000		300,000,000
Common stock, shares issued							128,326,243	143,817,614
Common stock, shares outstanding							128,326,243	143,817,614		41,207,149
Preferred shares, authorised							100,000,000	100,000,000
Preferred shares, issued
Preferred shares, outstanding
Shares of common stock redeemed			100,000
Value of common stock redeemed			$ 50,000
Price per share			$ 0.50								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Description of warrants							The Company had outstanding warrants to purchase an aggregate of 503,523 shares of common stock. Of those 503,523 warrants, 283,523 had an exercise price of $0.01 per share; 70,000 had an exercise price of $5.00 per share; 100,000 had an exercise price of $1.00 per share; and the remaining 50,000 had an exercise price of $0.50 per share.
Description of consulting agreement					The Company entered into an agreement with a consultant to amend an existing consulting agreement between the consultant and the Company to allow the consultant to elect to take from 50% to 100% of its compensation in the form of common stock of the Company. Common stock to be issued to the consultant will be paid on a quarterly basis. On March 12, 2020, the Company issued 165,095 shares of its common stock in satisfaction of $106,238 that was owed by Lextrum to the consultant for services previously rendered. The fair value on the issue date of the 165,095 shares was $193,160. The Company booked the difference between the fair value of the shares issued and the amount owed by Lextrum to the consultant as general and administrative expense in the Company's Condensed Consolidated Financial Statements. On August 8, 2020, 35,536 shares with a fair value of $81,935 were issued in conjunction with services performed in the first and second quarters of 2020. An additional 5,908 shares with a fair value of $15,222 are recorded at September 30, 2020 as unissued shares, as discussed below, for services rendered for the third quarter of 2020.
Consultant payment of common stock	5,000	55,000
Warrants to purchase an aggregate	4,000							15,765
Fair value of amount				$ 49,500		$ 102,424
Outstanding accounts payable issuing shares						81,839
Subscription agreement amount									$ 240,000
Common stock subscription agreement									100,000
Unissued shares								1,665,000
Preferred Series A [Member]
Shareholders' Equity (Textual)
Preferred shares, authorised							5,000,000			5,000,000
Preferred shares, issued							2,600,000			2,600,000
Preferred shares, outstanding							2,600,000			2,600,000